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                    Skadden, Arps, Slate, Meagher & Flom LLP
                            333 West Wacker Drive
                           Chicago, Illinois  60606
                          Telephone: (312) 407-0700

                               November 30, 2007

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

  Re:   Van Kampen Tax Free Trust
        Post-Effective Amendment No. 57 to the
        Registration Statement on Form N-1A
        Rule 485(a) Filing (File Nos. 2-99715
        and 811-4386)

Ladies and Gentlemen:

        Van Kampen Tax Free Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission promulgated thereunder.

         The purpose of this filing is to combine the previously individual Statements of Additional Information ("SAIs") for each of the following series of the Registrant into one combined SAI: Van Kampen California Insured Tax Free Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, and Van Kampen Strategic Municipal Income Fund (collectively, the "Applicable Series"). The filing is marked to show changes from Van Kampen Insured Tax Free Income Fund's SAI dated January 31, 2007, which was filed with Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A on January 26, 2007. Other than the changes necessary to combine the SAIs and routine updates, no additional changes have been made to the SAIs, and we therefore seek limited review of this Post-Effective Amendment No. 57 to the Registration Statement.

         The Prospectuses for the Applicable Series will be filed under separate cover pursuant to Rule 485(b) of the Rules and Regulations of the Commission in January 2008.

        Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Alice Gerstel at (212) 296-6992.

                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        ---------------------
                                          Charles B. Taylor